Research and development expenses	12 Months Ended
Dec. 31, 2021
Research and development expenses
Research and development expenses

5. Research and development expenses

Research and development expenses include the following categories:

	For the Year Ended December 31,
(in thousands)	2021	2020	2019
VUmc license expenses	$14,357	$203	$—
Pre-clinical and clinical trial expenses	14,188	11,325	5,118
Personnel-related expenses	4,955	2,276	1,360
Research and development activities expenses	1,843	1,022	1,624
Share-based compensation expense	1,036	232	181
Facilities and other research and development expenses	814	643	64
	$37,193	$15,701	$8,347

Refer to note 22 for additional information about VUmc license expenses. Government grants, which are a reduction of payroll taxes in the Netherlands, amounted to $1.7 million in 2021, $1.0 million in 2020 and $0.6 million in 2019. These amounts are an offset to wages and salaries that are part of our research and development expenses in the income statement. The increase in the respective periods was primarily due to increased research activities in the Netherlands.